STOCKHOLDERS' EQUITY - Summary of stock options and changes (Details) (USD $)			12 Months Ended			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Number of Options	Dec. 31, 2012 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)	Mar. 31, 2013 Number of Options	Mar. 31, 2013 Weighted Average Exercise Price	Mar. 31, 2013 Weighted Average Remaining Contractual Life (Years)
Beginning balance	4,200,000	2,000,000
Balance	4,200,000	2,000,000
Balance, Per Share	$ 0.63	$ 0.50
Balance, Life	7 years 9 months	9 years 10 months 13 days
Granted			5,000,000			2,200,000
Granted, Per Share				$ 0.50			$ 0.74
Granted, Remaining life			10 years		10 years			6 years 0 months 14 days
Exercised
Forfeited
Cancelled			(3,000,000)
Cancelled, Per Share				$ 0.50
Cancelled, Remaining life					10 years			0 years
Ending balance	4,200,000	2,000,000
Ending balance, Per Share		$ 0.50
Ending balance, Remaining life					10 years
Options exercisable at end of period	395,833	83,333
Options exercisable at end of period, Per Share	$ 0.59	$ 0.50
Options expected to vest	3,804,167	1,916,667
Weighted average fair value of options granted during the period				$ 0.48			$ 0.51